Financial Risk Management - Summary of Groups Industrial Corporate Loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 265,400,460	₩ 252,869,267
Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 268,590,498	₩ 256,038,090
%	100.00%	100.00%
Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (3,190,038)	₩ (3,168,823)
Financial institutions
Industrial Corporate Loans [Line Items]
Corporate Loans	34,528,738	29,136,778
Financial institutions | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 34,869,986	₩ 29,395,390
%	12.99%	11.48%
Financial institutions | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (341,248)	₩ (258,612)
Manufacturing
Industrial Corporate Loans [Line Items]
Corporate Loans	58,587,122	55,032,694
Manufacturing | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 59,136,193	₩ 55,635,406
%	22.02%	21.73%
Manufacturing | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (549,071)	₩ (602,712)
Service
Industrial Corporate Loans [Line Items]
Corporate Loans	116,086,066	112,805,872
Service | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 117,185,024	₩ 113,938,671
%	43.63%	44.50%
Service | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (1,098,958)	₩ (1,132,799)
Wholesale & Retail
Industrial Corporate Loans [Line Items]
Corporate Loans	31,261,650	30,560,001
Wholesale & Retail | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 31,816,635	₩ 31,112,210
%	11.85%	12.15%
Wholesale & Retail | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (554,985)	₩ (552,209)
Construction
Industrial Corporate Loans [Line Items]
Corporate Loans	6,140,532	6,502,351
Construction | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 6,399,017	₩ 6,782,310
%	2.38%	2.65%
Construction | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (258,485)	₩ (279,959)
Public sector
Industrial Corporate Loans [Line Items]
Corporate Loans	2,593,127	2,394,180
Public sector | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 2,653,414	₩ 2,460,655
%	0.98%	0.96%
Public sector | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (60,287)	₩ (66,475)
Others
Industrial Corporate Loans [Line Items]
Corporate Loans	16,203,225	16,437,391
Others | Loans
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ 16,530,229	₩ 16,713,448
%	6.15%	6.53%
Others | Allowances
Industrial Corporate Loans [Line Items]
Corporate Loans	₩ (327,004)	₩ (276,057)